INVESTMENTS, Debt Securities and Investments Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost, current	$ 869,931	$ 28,330
Held to maturity, Cost or Amortized cost, noncurrent	66,071	68,854
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Fair value, current	28,166	21,769
Available-for-sale, Fair value, noncurrent	192,139	5,276
Investments, Fair Value Disclosure [Abstract]
Investments carried at fair value	178,298	0
Available For Sale and Held To Maturity Securities Fair Value To Amortized Cost And Investment At Fair Value [Abstract]
Cost or Amortized cost	1,307,676	123,217
Gross unrecognized gains	2,380	3,197
Gross unrecognized losses	(191)	(24)
Gross unrealized gains	28,398	1,012
Gross unrealized losses	(1,469)	0
Fair value	1,336,794	127,402
Short-term Investments [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost, current	869,931	28,330
Held to maturity, Gross unrecognized gains	26	0
Held to maturity, Gross unrecognized losses	(10)	(1)
Held to maturity, Fair value, current	869,947	28,329
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Cost or amortized cost, current	28,190	20,859
Available-for-sale, Gross unrealized gains	40	910
Available-for-sale, Gross unrealized losses	(64)	0
Available-for-sale, Fair value, current	28,166	21,769
Long-term Investments [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost, noncurrent	66,071	68,854
Held to maturity, Gross unrecognized gains	2,354	3,197
Held to maturity, Gross unrecognized losses	(181)	(23)
Held to maturity, Fair value, noncurrent	68,244	72,028
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Cost or amortized cost, noncurrent	192,257	5,174
Available-for-sale, Gross unrealized gains	1,287	102
Available-for-sale, Gross unrealized losses	(1,405)	0
Available-for-sale, Fair value, noncurrent	192,139	$ 5,276
Investments, Fair Value Disclosure [Abstract]
Investments carried at fair value, Cost or Amortized cost	151,227
Investments carried at fair value, Gross unrealized gains	27,071
Investments carried at fair value, Gross unrealized losses	0
Investments carried at fair value	$ 178,298